Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Assets and Liabilities [Abstract]
Regulatory Assets
As at December 31 December 31
millions of dollars

2024 (1) 2023
Regulatory assets
Deferred income tax regulatory assets $

1,227 $

1,233
TEC capital cost recovery for early retired assets

737

671
Storm cost recovery clauses

613

52
Pension and post-retirement medical plan

395

364
TEC capital cost recovery for retired Polk Unit 1 components

205 -

Deferrals related to derivative instruments

42

88
Cost recovery clauses

33

151
Environmental remediations

29

26
Stranded cost recovery

27

25
NSPI FAM -

395
Other
(2)

119

100
$

3,427 $

3,105
Current $

595 $

339
Long-term

2,832

2,766
Total

regulatory assets

$

3,427 $

3,105
Regulatory liabilities
Deferred income tax regulatory liabilities

828

830
Accumulated reserve – COR

733

849
Cost recovery clauses

121

32
NSPI FAM

56 -

Deferrals related to derivative instruments

44

17
BLPC Self-insurance fund ("SIF") (note 33)

32

29
Other
(2)

66

15
$

1,880 $

1,772
Current $

262 $

168
Long-term

1,618

1,604
Total

regulatory liabilities
$

1,880 $

1,772
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale and excluded from

the table above.

For further details on the pending transaction, refer

to note 4.
(2) Comprised of regulatory assets and liabilities

that are not individually significant.

Regulatory Liabilities
As at December 31 December 31
millions of dollars

2024 (1) 2023
Regulatory assets
Deferred income tax regulatory assets $

1,227 $

1,233
TEC capital cost recovery for early retired assets

737

671
Storm cost recovery clauses

613

52
Pension and post-retirement medical plan

395

364
TEC capital cost recovery for retired Polk Unit 1 components

205 -

Deferrals related to derivative instruments

42

88
Cost recovery clauses

33

151
Environmental remediations

29

26
Stranded cost recovery

27

25
NSPI FAM -

395
Other
(2)

119

100
$

3,427 $

3,105
Current $

595 $

339
Long-term

2,832

2,766
Total

regulatory assets

$

3,427 $

3,105
Regulatory liabilities
Deferred income tax regulatory liabilities

828

830
Accumulated reserve – COR

733

849
Cost recovery clauses

121

32
NSPI FAM

56 -

Deferrals related to derivative instruments

44

17
BLPC Self-insurance fund ("SIF") (note 33)

32

29
Other
(2)

66

15
$

1,880 $

1,772
Current $

262 $

168
Long-term

1,618

1,604
Total

regulatory liabilities
$

1,880 $

1,772
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale and excluded from

the table above.

For further details on the pending transaction, refer

to note 4.
(2) Comprised of regulatory assets and liabilities

that are not individually significant.